Provision for Site Reclamation (Schedule of Provision for Site Reclamation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision For Site Reclamation Schedule Of Provision For Site Reclamation
Balance as at December 31	$ 964,960	$ 1,004,499
Change in estimate	1,078,871
Foreign exchange adjustment	(71,958)	(48,343)
Accretion expense for the year	50,204	8,804
Balance as at December 31	$ 1,985,521	$ 964,960